CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 730.5	$ 699.2
Accounts receivable, less allowance for doubtful accounts of $98.1 and $111.4, respectively	4,243.0	4,134.5
Prepaid expenses and other assets	119.0	147.8
Total current assets	5,092.5	4,981.5
Other Assets
Goodwill	1,257.4	1,075.2
Intangible assets, less accumulated amortization of $266.6 and $276.2, respectively	326.5	286.8
Other assets	694.0	688.6
Total other assets	2,277.9	2,050.6
Property and Equipment
Land, buildings, leasehold improvements and equipment	585.4	633.5
Less: accumulated depreciation and amortization	438.3	484.4
Net property and equipment	147.1	149.1
Total assets	7,517.5	7,181.2
Current Liabilities
Accounts payable	1,659.2	1,542.7
Employee compensation payable	211.4	204.5
Accrued liabilities	483.7	472.7
Accrued payroll taxes and insurance	613.8	622.4
Value added taxes payable	438.7	466.3
Short-term borrowings and current maturities of long-term debt	44.2	45.2
Total current liabilities	3,451.0	3,353.8
Other liabilities
Long-term debt	810.9	422.6
Other long-term liabilities	563.1	461.8
Total other liabilities	1,374.0	884.4
Shareholders’ Equity
Preferred stock, $.01 par value, authorized 25,000,000 shares, none issued	0.0	0.0
Common stock, $.01 par value, authorized 125,000,000 shares, issued 114,504,928 and 112,876,552 shares, respectively	1.2	1.1
Capital in excess of par value	3,186.7	3,084.2
Retained earnings	1,966.0	1,667.8
Accumulated other comprehensive loss	(286.0)	(155.2)
Treasury stock at cost, 41,466,590 and 34,762,316 shares, respectively	(2,243.2)	(1,654.9)
Total ManpowerGroup shareholders' equity	2,624.7	2,943.0
Noncontrolling interests	67.8	0.0
Total shareholders’ equity	2,692.5	2,943.0
Total liabilities and shareholders’ equity	$ 7,517.5	$ 7,181.2